Derivatives and hedging activities - Credit protection sold/purchased (Details 4) - CHF (SFr) SFr in Billions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2018
Credit protection sold/purchased
Credit protection sold	SFr (190.3)	SFr (213.9)	SFr (190.3)
Credit protection purchased	181.7	203.6
Net credit protection (sold)/purchased	(8.6)	(10.3)
Other protection purchased	80.4	100.9
Fair value of credit protection sold	1.3	3.0	1.3
Total return swaps
Credit protection sold/purchased
Credit protection sold	(10.2)	(6.7)	(10.2)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(38.1)	(52.8)	(38.1)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(127.7)	(139.3)	(127.7)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(24.5)	(21.8)	(24.5)
Government debt securities
Credit protection sold/purchased
Credit protection sold	(18.0)	(21.3)	(18.0)
Credit protection purchased	16.3	19.5
Net credit protection (sold)/purchased	(1.7)	(1.8)
Other protection purchased	5.9	6.5
Fair value of credit protection sold	(0.3)	0.2	(0.3)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(172.3)	(192.6)	(172.3)
Credit protection purchased	165.4	184.1
Net credit protection (sold)/purchased	(6.9)	(8.5)
Other protection purchased	74.5	94.4
Fair value of credit protection sold	1.6	2.8	1.6
Investment grade
Credit protection sold/purchased
Credit protection sold	(144.0)	(164.7)	(144.0)
Credit protection purchased	138.6	158.5
Net credit protection (sold)/purchased	(5.4)	(6.2)
Other protection purchased	55.8	74.6
Fair value of credit protection sold	0.5	1.6	0.5
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(46.3)	(49.2)	(46.3)
Credit protection purchased	43.1	45.1
Net credit protection (sold)/purchased	(3.2)	(4.1)
Other protection purchased	24.6	26.3
Fair value of credit protection sold	0.8	1.4	0.8
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(75.5)	(85.8)	(75.5)
Credit protection purchased	69.3	79.3
Net credit protection (sold)/purchased	(6.2)	(6.5)
Other protection purchased	31.1	29.6
Fair value of credit protection sold	0.6	1.4	0.6
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(14.4)	(21.6)	(14.4)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(56.7)	(59.4)	(56.7)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(4.4)	(4.8)	(4.4)
Single-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(17.8)	(21.0)	(17.8)
Credit protection purchased	16.1	19.2
Net credit protection (sold)/purchased	(1.7)	(1.8)
Other protection purchased	5.9	6.2
Fair value of credit protection sold	(0.3)	0.2	(0.3)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(57.7)	(64.8)	(57.7)
Credit protection purchased	53.2	60.1
Net credit protection (sold)/purchased	(4.5)	(4.7)
Other protection purchased	25.2	23.4
Fair value of credit protection sold	0.9	1.2	0.9
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(49.5)	(57.6)	(49.5)
Credit protection purchased	46.3	53.8
Net credit protection (sold)/purchased	(3.2)	(3.8)
Other protection purchased	14.7	15.3
Fair value of credit protection sold	0.5	0.9	0.5
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(26.0)	(28.2)	(26.0)
Credit protection purchased	23.0	25.5
Net credit protection (sold)/purchased	(3.0)	(2.7)
Other protection purchased	16.4	14.3
Fair value of credit protection sold	0.1	0.5	0.1
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(114.8)	(128.1)	(114.8)
Credit protection purchased	112.4	124.3
Net credit protection (sold)/purchased	(2.4)	(3.8)
Other protection purchased	49.3	71.3
Fair value of credit protection sold	0.7	1.6	0.7
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(23.7)	(31.2)	(23.7)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(71.0)	(79.9)	(71.0)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(20.1)	(17.0)	(20.1)
Multi-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(0.2)	(0.3)	(0.2)
Credit protection purchased	0.2	0.3
Net credit protection (sold)/purchased	0.0	0.0
Other protection purchased	0.0	0.3
Fair value of credit protection sold	0.0	0.0	0.0
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(114.6)	(127.8)	(114.6)
Credit protection purchased	112.2	124.0
Net credit protection (sold)/purchased	(2.4)	(3.8)
Other protection purchased	49.3	71.0
Fair value of credit protection sold	0.7	1.6	0.7
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(94.5)	(107.1)	(94.5)
Credit protection purchased	92.3	104.7
Net credit protection (sold)/purchased	(2.2)	(2.4)
Other protection purchased	41.1	59.3
Fair value of credit protection sold	0.0	0.7	0.0
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(20.3)	(21.0)	(20.3)
Credit protection purchased	20.1	19.6
Net credit protection (sold)/purchased	(0.2)	(1.4)
Other protection purchased	8.2	12.0
Fair value of credit protection sold	0.7	0.9	0.7
Bank
Credit protection sold/purchased
Credit protection sold	(190.3)	(213.9)	(190.3)
Credit protection purchased		203.6	181.7
Net credit protection (sold)/purchased		(10.3)	(8.6)
Other protection purchased		100.9	80.4
Fair value of credit protection sold	1.3	3.0	1.3
Bank | Total return swaps
Credit protection sold/purchased
Credit protection sold	(10.2)	(6.7)	(10.2)
Bank | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(38.1)	(52.8)	(38.1)
Bank | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(127.7)	(139.3)	(127.7)
Bank | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(24.5)	(21.8)	(24.5)
Bank | Government debt securities
Credit protection sold/purchased
Credit protection sold	(18.0)	(21.3)	(18.0)
Credit protection purchased		19.5	16.3
Net credit protection (sold)/purchased		(1.8)	(1.7)
Other protection purchased		6.5	5.9
Fair value of credit protection sold	(0.3)	0.2	(0.3)
Bank | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(172.3)	(192.6)	(172.3)
Credit protection purchased		184.1	165.4
Net credit protection (sold)/purchased		(8.5)	(6.9)
Other protection purchased		94.4	74.5
Fair value of credit protection sold	1.6	2.8	1.6
Bank | Investment grade
Credit protection sold/purchased
Credit protection sold	(144.0)	(164.7)	(144.0)
Credit protection purchased		158.5	138.6
Net credit protection (sold)/purchased		(6.2)	(5.4)
Other protection purchased		74.6	55.8
Fair value of credit protection sold	0.5	1.6	0.5
Bank | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(46.3)	(49.2)	(46.3)
Credit protection purchased		45.1	43.1
Net credit protection (sold)/purchased		(4.1)	(3.2)
Other protection purchased		26.3	24.6
Fair value of credit protection sold	0.8	1.4	0.8
Bank | Single-name instruments
Credit protection sold/purchased
Credit protection sold	(75.5)	(85.8)	(75.5)
Credit protection purchased		79.3	69.3
Net credit protection (sold)/purchased		(6.5)	(6.2)
Other protection purchased		29.6	31.1
Fair value of credit protection sold	0.6	1.4	0.6
Bank | Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(14.4)	(21.6)	(14.4)
Bank | Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(56.7)	(59.4)	(56.7)
Bank | Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(4.4)	(4.8)	(4.4)
Bank | Single-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(17.8)	(21.0)	(17.8)
Credit protection purchased		19.2	16.1
Net credit protection (sold)/purchased		(1.8)	(1.7)
Other protection purchased		6.2	5.9
Fair value of credit protection sold	(0.3)	0.2	(0.3)
Bank | Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(57.7)	(64.8)	(57.7)
Credit protection purchased		60.1	53.2
Net credit protection (sold)/purchased		(4.7)	(4.5)
Other protection purchased		23.4	25.2
Fair value of credit protection sold	0.9	1.2	0.9
Bank | Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(49.5)	(57.6)	(49.5)
Credit protection purchased		53.8	46.3
Net credit protection (sold)/purchased		(3.8)	(3.2)
Other protection purchased		15.3	14.7
Fair value of credit protection sold	0.5	0.9	0.5
Bank | Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(26.0)	(28.2)	(26.0)
Credit protection purchased		25.5	23.0
Net credit protection (sold)/purchased		(2.7)	(3.0)
Other protection purchased		14.3	16.4
Fair value of credit protection sold	0.1	0.5	0.1
Bank | Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(114.8)	(128.1)	(114.8)
Credit protection purchased		124.3	112.4
Net credit protection (sold)/purchased		(3.8)	(2.4)
Other protection purchased		71.3	49.3
Fair value of credit protection sold	0.7	1.6	0.7
Bank | Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(23.7)	(31.2)	(23.7)
Bank | Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(71.0)	(79.9)	(71.0)
Bank | Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(20.1)	(17.0)	(20.1)
Bank | Multi-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(0.2)	(0.3)	(0.2)
Credit protection purchased		0.3	0.2
Net credit protection (sold)/purchased		0.0	0.0
Other protection purchased		0.3	0.0
Fair value of credit protection sold	0.0	0.0	0.0
Bank | Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(114.6)	(127.8)	(114.6)
Credit protection purchased		124.0	112.2
Net credit protection (sold)/purchased		(3.8)	(2.4)
Other protection purchased		71.0	49.3
Fair value of credit protection sold	0.7	1.6	0.7
Bank | Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(94.5)	(107.1)	(94.5)
Credit protection purchased		104.7	92.3
Net credit protection (sold)/purchased		(2.4)	(2.2)
Other protection purchased		59.3	41.1
Fair value of credit protection sold	0.0	0.7	0.0
Bank | Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(20.3)	(21.0)	(20.3)
Credit protection purchased		19.6	20.1
Net credit protection (sold)/purchased		(1.4)	(0.2)
Other protection purchased		12.0	8.2
Fair value of credit protection sold	SFr 0.7	SFr 0.9	SFr 0.7